Offsetting financial assets and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Offsetting Financial Assets And Financial Liabilities Tables [Line Items]
Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements

Financial assets subject to offsetting, enforceable

master netting arrangements and similar

agreements
Assets subject to netting arrangements

Netting recognized on the balance sheet
Netting potential not recognized on
the balance sheet
1
Assets not
subject to netting
arrangements
2
Total assets
As of 31.12.24, USD bn
Gross assets
before netting
Netting with

gross liabilities
3
Net assets
recognized
on the
balance

sheet
Financial
liabilities
Collateral
received
Assets after
consideration
of
netting
potential
Assets
recognized
on the
balance

sheet
Total assets
after
consideration
of netting

potential
Total assets
recognized

on the

balance
sheet
Receivables from securities financing
transactions measured at amortized cost 111.4 (13.3) 98.2 (3.1) (95.0) 0.1 20.1 20.3 118.3
Derivative financial instruments

178.7 (2.6) 176.1 (135.6) (27.1) 13.5 10.3 23.8 186.4
Cash collateral receivables on

derivative instruments
4 42.0 0.0 42.0 (25.9) (2.4) 13.7 1.9 15.7 44.0
Financial assets at fair value

not held for trading
112.3 (87.1) 25.2 (1.8) (23.3) 0.1 70.0 70.1 95.2
of which: reverse

repurchase agreements
109.6 (87.1) 22.5 (1.8) (20.6) 0.1 1.0 1.0 23.4
Total assets 444.5 (103.0) 341.5 (166.4) (147.7) 27.4 102.4 129.8 443.9
As of 31.12.23, USD bn
Receivables from securities financing
transactions measured at amortized cost
69.2 (12.2) 56.9 (1.5) (55.2) 0.3 17.2 17.5 74.1
Derivative financial instruments

128.8 (2.5) 126.3 (99.3) (23.4) 3.7 5.4 9.1 131.7
Cash collateral receivables on

derivative instruments 4
31.5 0.0 31.5 (20.4) (2.5) 8.7 0.8 9.5 32.3
Financial assets at fair value

not held for trading
96.3 (89.6) 6.7 (1.8) (4.9) 0.0 57.1 57.1 63.8
of which: reverse

repurchase agreements
95.1 (89.6) 5.5 (1.8) (3.7) 0.0 0.0 0.0 5.5
Total assets 325.7 (104.3) 221.4 (122.9) (85.9) 12.6 80.5 93.1 301.9
1 For the purpose of this disclosure,

the amounts of financial instruments and cash

collateral presented have been capped so

as not to exceed the net amount

of financial assets presented on the balance

sheet; i.e.
over-collateralization, where

it exists, is

not reflected in

the table.

2 Includes assets

not subject to

enforceable netting arrangements

and other out-of-scope

items.

3 The logic

of the table

results in amounts
presented in the “Netting with gross liabilities”

column corresponding directly to the amounts

presented in the “Netting with gross assets”

column in the liabilities table presented

below. Netting in this column

for
reverse repurchase agreements

presented within the

lines “Receivables from

securities financing transactions

measured at amortized

cost” and “Financial

assets at fair

value not held

for trading” taken

together
corresponds to the amounts presented for repurchase agreements in the “Payables from securities financing transactions measured at amortized cost” and

“Other financial liabilities designated at fair value” lines in the liabilities table presented below.

4 The net amount of Cash collateral receivables

on derivative instruments recognized on the balance

sheet includes certain OTC derivatives that

are net settled on a daily basis
either legally or in substance under IAS 32 principles and exchange-traded derivatives that are economically settled on a daily basis.

Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements

Financial liabilities subject to offsetting, enforceable

master netting arrangements and similar

agreements
Liabilities subject to netting arrangements

Netting recognized on the balance sheet
Netting potential not recognized

on the balance sheet
1
Liabilities not
subject

to netting

arrangements
2
Total liabilities
As of 31.12.24, USD bn
Gross
liabilities
before
netting
Netting with

gross assets
3
Net

liabilities
recognized
on the
balance
sheet
Financial
assets
Collateral
pledged
Liabilities
after
consideration

of netting
potential
Liabilities
recognized
on the
balance

sheet
Total

liabilities

after
consideration
of netting
potential
Total

liabilities
recognized
on the
balance

sheet
Payables from securities financing
transactions measured at amortized cost
25.0 (11.5) 13.5 (1.1) (12.4)
4
0.0 1.4 1.4 14.8
Derivative financial instruments

176.2 (2.6) 173.6 (135.6) (30.8) 7.2 7.1 14.3 180.7
Cash collateral payables on

derivative instruments
5 34.8 0.0 34.8 (20.2) (2.4) 12.2 1.6 13.8 36.4
Other financial liabilities

designated at fair value
96.9 (88.9) 8.0 (3.8) (4.1) 0.0 26.1 26.1 34.0
of which: repurchase agreements 94.7 (88.9) 5.8 (3.8) (2.0) 0.0 0.0 0.0 5.8
Total liabilities 332.8 (103.0) 229.8 (160.7) (49.7) 19.5 36.1 55.6 265.9
As of 31.12.23, USD bn
Payables from securities financing
transactions measured at amortized cost
16.1 (12.1) 4.0 (0.8) (3.2) 0.0 1.8 1.8 5.8
Derivative financial instruments

135.9 (2.5) 133.5 (99.3) (24.5) 9.7 7.2 16.9 140.7
Cash collateral payables on

derivative instruments
5 33.5 0.0 33.5 (17.2) (3.4) 12.9 1.4 14.3 34.9
Other financial liabilities

designated at fair value
97.1 (89.8) 7.3 (2.5) (4.8) 0.0 20.1 20.1 27.4
of which: repurchase agreements
96.7 (89.8) 6.9 (2.5) (4.4) 0.0 0.0 0.0 6.9
Total liabilities 282.6 (104.3) 178.3 (119.7) (36.0) 22.5 30.4 53.0 208.7
1 For the purpose of this disclosure, the amounts of financial instruments and cash collateral presented have been capped so as not to exceed the net amount of financial liabilities presented on the balance sheet; i.e.
over-collateralization, where it

exists, is not reflected

in the table.

2 Includes liabilities not subject to

enforceable netting arrangements and

other out-of-scope items.

3 The logic of

the table results in amounts
presented in the “Netting with gross assets” column corresponding to the amounts presented in the “Netting with gross liabilities” column in the assets table presented above. Netting in this column for repurchase
agreements presented within the lines “Payables from securities financing transactions measured at amortized cost” and “Other financial liabilities designated at fair value” taken together corresponds to the amounts
presented for reverse repurchase agreements

in the “Receivables from securities

financing transactions measured at

amortized cost” and “Financial assets

at fair value not held

for trading” lines in the

assets table
presented above.

4 Includes collateral

of USD
8.8
bn for securities financing

transactions measured at

amortized cost that

use UBS AG debt

instruments as the underlying.

5 The net

amount of Cash

collateral
payables on derivative

instruments recognized on

the balance sheet includes

certain OTC

derivatives that are

net settled on a

daily basis either legally

or in substance under

IAS 32 principles and

exchange-traded
derivatives that are economically settled on a daily basis.